NON—CONTROLLING INTERESTS - Narrative (Details)			1 Months Ended			5 Months Ended	12 Months Ended
	Nov. 24, 2023	Dec. 31, 2021	Aug. 31, 2025 property	Mar. 31, 2021	Sep. 30, 2018	Dec. 31, 2025	Dec. 31, 2025 USD ($) property	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Number of investments properties acquired | property			2				2
Noncash distributions to non-controlling partners							$ 0	$ 380,950	$ (2,162)
Noncash contributions from non controlling interests							$ 0	$ 0
Alas Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation						10.00%
Proportion of voting rights held in joint operation						50.00%
Proportion of voting rights held in joint venture						50.00%
Alas | Alas Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation						90.00%
Proportion of voting rights held in joint operation						50.00%
Two partnership entities
Disclosure of subsidiaries [line items]
Percentage of interest not own					100.00%
Three partnership entities
Disclosure of subsidiaries [line items]
Percentage of interest not own		100.00%
One Partnership Entity
Disclosure of subsidiaries [line items]
Percentage of interest not own				100.00%
Description of group participation in partnership entity				According to the initial terms of the partnership agreement, the Company participation in the partnership entity was 50%.
Capiaradix fondode inversion
Disclosure of subsidiaries [line items]
Ownership interest percentage	60.00%
Ownership interest decreased percent	40.00%